Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2026
Entity Registrant Name	CRESTLINE LENDING SOLUTIONS, LLC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56777
Entity Tax Identification Number	99-3640580
Entity Address, Address Line One	201 Main Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	339-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002035713
Amendment Flag	false